Basis of presentation and significant accounting policies (Details 2)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
RUR
Foreign currency translation
Foreign currency exchange rates	35.6871	31.0834	29.3282
UAH
Foreign currency translation
Foreign currency exchange rates	10.955	7.993	7.987
EUR
Foreign currency translation
Foreign currency exchange rates	0.73	0.78	0.75
RON
Foreign currency translation
Foreign currency exchange rates	3.2304	3.4455	3.2805
GBP
Foreign currency translation
Foreign currency exchange rates	0.601	0.658	0.625
PLN
Foreign currency translation
Foreign currency exchange rates	3.081	3.305	3.117